Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Mortgage-backed and related securities - amortized cost (in Dollars)	$ 4,899	$ 9,825
Other marketable securities amortized cost (in Dollars)	$ 103,788	$ 75,759
Serial preferred stock, shares authorized	500,000	500,000
Serial preferred stock, shares issued	26,000	26,000
Serial preferred stock: par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock shares authorized	16,000,000	16,000,000
Common stock shares issued	9,128,662	9,128,662
Common stock par value (in Dollars per share)	$ 0.01	$ 0.01
Treasury stock, shares	4,704,313	4,705,073